LOANS (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
LOANS
Purchased distressed loan portfolio, carrying amount	$ 440
Purchased distressed loan portfolio, allowance	98
Certain loans acquired in transfer accounted for as debt securities, accretable yield movement schedule
Balance at the beginning of the period	2
Purchases	15
Disposals/payments received	(6)
Builds (reductions) to the allowance	9
Increase to expected cash flows	5
FX/Other	(3)
Balance at the end of the period	22
Carrying amount of loans acquired in transfer accounted for as debt securities
Balance at the beginning of the period	511
Purchases	269
Disposals/payments received	(171)
Increase to expected cash flows	1
FX/other	(72)
Balance at the end of the period	538
Financing receivable allowance for credit losses
Beginning balance	68
Disposals/payments received	(6)
Builds (reductions) to the allowance	(41)
FX/other	(5)
Balance, December 31, 2010	98
Level-yield method
Carrying amount of loans acquired in transfer accounted for as debt securities
Purchases	269
Increase to expected cash flows	285
Balance at the end of the period	524
Cost-recovery method
Carrying amount of loans acquired in transfer accounted for as debt securities
Purchases	0
Balance at the end of the period	$ 14